Equity (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	March 31, 2024	March 31, 2023
Issued as of April 01	182,835,369	182,742,369
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	497,091	93,000
Issued as of March 31	183,332,460	182,835,369
Value (₹) (‘000)	1,833,325	1,828,354

Summary of fully paid compulsorily convertible debentures
	2024	2023

Compulsorily convertible Debentures issued to Kotak Special Securities Fund	4,000,000	2,000,000
Compulsorily convertible Debentures issued to Kotak Data Center Fund	4,800,000	-
	8,800,000	2,000,000